Loans From A Third Party Related To Discontinued Operatins (Details) $ / shares in Units, $ in Thousands, ¥ in Millions							6 Months Ended			12 Months Ended
	Feb. 05, 2026 USD ($)	Jan. 21, 2026 USD ($) shares	Sep. 18, 2025 $ / shares shares	Aug. 25, 2025 USD ($) $ / shares shares	Aug. 05, 2025 shares	Feb. 28, 2025 shares	Jun. 30, 2026 USD ($) $ / shares	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Jun. 30, 2026 CNY (¥)	Jun. 05, 2026 $ / shares	May 14, 2026 $ / shares	Dec. 31, 2025 $ / shares	Dec. 10, 2025 $ / shares	Aug. 25, 2025 CNY (¥)	Dec. 31, 2023 CNY (¥)
Loans From A Third Party Related To Discontinued Operatins [Line Items]
Outstanding balances													$ 21,700	¥ 157.4
Repaid instalment plan											$ 7,900	¥ 56.0
Outstanding balance	$ 16,600
Share price (in Dollars per share) | $ / shares							$ 4,380									$ 2,940	$ 5,640	$ 6,102	$ 11,444
Repaid amount							$ 1,000
General and administrative expenses							39,060		$ 2,434
Tianjin Yizhong Jinshajiang Equity Investment Fund Partnership [Member]
Loans From A Third Party Related To Discontinued Operatins [Line Items]
Loans							$ 18,000								¥ 115.0
Interest rate							8.00%								8.00%
Term of agreements							1 year	1 year
Other income (expense)							$ 700	¥ 4.4
Accrued interests													$ 6,100	¥ 41.4
Settlement of debt				$ 12,500																¥ 90.0
Yizhong [Member]
Loans From A Third Party Related To Discontinued Operatins [Line Items]
Debt obligation											8,500										¥ 60.0
Interest expense							$ 900			$ 1,700	$ 3,600
Share price (in Dollars per share) | $ / shares				$ 25
Repaid amount		$ 4,300
General and administrative expenses		$ 4,300
Class B Ordinary Shares [Member]
Loans From A Third Party Related To Discontinued Operatins [Line Items]
Issuance of ordinary shares (in Shares) | shares		900,000	259,063	500,000	92,593	750,000
Share price (in Dollars per share) | $ / shares			$ 32